Consolidated Statement of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 66,501	$ 59,837	$ 57,244
Costs and Expenses:
Research and development	2,462	2,427	2,376
Selling, general and administrative	7,066	6,429	5,958
Total costs and expenses	59,513	53,057	49,805
Other Income	1,565	1,358	782
Operating profit	8,553	8,138	8,221
Non-service pension cost (benefit)	(765)	(534)	49
Interest Expense, net	1,038	909	1,039
Income from continuing operations before income taxes	8,280	7,763	7,133
Income tax expense	2,626	2,843	1,697
Net income from continuing operations	5,654	4,920	5,436
Less: Noncontrolling interest in subsidiaries' earnings from continuing operations	385	368	371
Income from continuing operations attributable to common shareowners	5,269	4,552	5,065
Discontinued operations (Note 3):
Income from operations	0	0	1
Gain on disposal	0	0	13
Income tax expense	0	0	24
Net (loss) income from discontinued operations	0	0	(10)
(Loss) Income from discontinued operations attributable to common shareowners	0	0	(10)
Net income attributable to common shareowners	$ 5,269	$ 4,552	$ 5,055
Earnings Per Share of Common Stock - Basic:
Net income from continuing operations attributable to common shareowners	$ 6.58	$ 5.76	$ 6.19
Net income attributable to common shareowners	6.58	5.76	6.18
Earnings Per Share of Common Stock - Diluted:
Net income from continuing operations attributable to common shareowners	6.50	5.70	6.13
Net income attributable to common shareowners	6.50	5.70	6.12
Dividends Per Share of Common Stock	$ 2.84	$ 2.72	$ 2.62
Weighted average number of shares outstanding:
Basic shares	800,400,000.0	790,000,000	818,200,000.0
Diluted shares	810,100,000	799,100,000	826,100,000
Product [Member]
Revenues	$ 45,434	$ 41,361	$ 40,735
Costs and Expenses:
Cost of Goods and Services Sold	36,754	31,224	30,304
Service [Member]
Revenues	21,067	18,476	16,509
Costs and Expenses:
Cost of Goods and Services Sold	$ 13,231	$ 12,977	$ 11,167